Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Asia Ex Japan Fund

(the “Funds”)

Supplement dated June 10, 2021 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated May 1, 2021 as supplemented or revised from time to time

Effective June 11, 2021, Ewan Markson-Brown will no longer be a Portfolio Manager for either Fund.  Therefore, as of such date, the Prospectuses and the SAI relating to both Funds are revised to remove all references to Ewan Markson-Brown as a Portfolio Manager.

Effective June 11, 2021, Ben Durrant will become a Portfolio Manager for both Funds. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows:

Baillie Gifford Emerging Markets Equities Fund

1.            The section titled “Management” under “Fund Summaries” in each of the Prospectuses for Baillie Gifford Emerging Markets Equities Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Ben Durrant	Portfolio Manager	2021
Mike Gush	Portfolio Manager	2005
Andrew Stobart	Portfolio Manager	2007

2.            The section titled “Baillie Gifford Emerging Markets Equities Fund Team” under “Investment Teams” in each of the Prospectuses is revised to add the following table:

Education	Investment Experience
Ben Durrant BSc (Hons) in Mathematics (2012) University of Edinburgh CFA (U.K.) Charterholder

Mr. Durrant is an Investment Manager in the Emerging Markets Team and before that he was an Investment Analyst in the Private Companies Team. He joined Baillie Gifford in 2017. He previously worked for RBS in their Group Strategy and Corporate Finance Team. He is also a Chartered Accountant and a CFA Charterholder. Ben graduated BSc (Hons) in Mathematics from the University of Edinburgh in 2012.

Mr. Durrant has been a member of the team since 2021.

3.            The section titled “Baillie Gifford Emerging Markets Equities Fund” under “Other Accounts” in the SAI is revised to add the following table:

The information is provided as of May 31, 2021:

	Total Accounts	Total Assets in Accounts (US$M)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$M)
Baillie Gifford Emerging Markets Equities Fund
Ben Durrant
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of May 31, 2021, Mr. Durrant did not beneficially own any shares of Baillie Gifford Emerging Markets Equities Fund.

Baillie Gifford Asia Ex Japan Fund

1.            The section titled “Management” under “Fund Summaries” in the Prospectus for Baillie Gifford Asia Ex Japan Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Ben Durrant	Portfolio Manager	N/A
Roderick Snell	Portfolio Manager	N/A

2.            The section titled “Baillie Gifford Asia Ex Japan Fund Team” under “Investment Team” in the Prospectus is revised to add the following table:

Education	Investment Experience
Ben Durrant BSc (Hons) in Mathematics (2012) University of Edinburgh CFA (U.K.) Charterholder

Mr. Durrant is an Investment Manager in the Emerging Markets Team and before that he was an Investment Analyst in the Private Companies Team. He joined Baillie Gifford in 2017. He previously worked for RBS in their Group Strategy and Corporate Finance Team. He is also a Chartered Accountant and a CFA Charterholder. Ben graduated BSc (Hons) in Mathematics from the University of Edinburgh in 2012.

Mr. Durrant has been a member of the team since 2021.

3.            The section titled “Baillie Gifford Asia Ex Japan Fund” under “Other Accounts” in the SAI is revised to add the following table:

The information is provided as of May 31, 2021:

	Total Accounts	Total Assets in Accounts (US$M)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$M)
Baillie Gifford Asia Ex Japan Fund
Ben Durrant
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of May 31, 2021, Mr. Durrant did not beneficially own any shares of Baillie Gifford Asia Ex Japan Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE